WRAPmail, Inc. - Consolidated Balance Sheets - USD ($)		Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Assets:
Cash and cash equivalents		$ 162,762	$ 100,475	$ 5,627
Accounts receivable		43,571
Current portion of deferred consulting fees		36,667
Total Current Assets		243,000	$ 100,475	$ 5,627
Property and equipment, at cost less accumulated depreciation	[1]	221
Other assets:
Intangible assets, net of accumulated amortization	[2]	30,448	$ 3,549	$ 3,953
Deferred consulting fees		45,833
Investment	[3]	24,000
Total other assets		100,281	$ 3,549	$ 3,953
Total Assets		343,502	104,024	9,580
Current liabilities:
Notes and loans payable		9,242		6,000
Accounts payable		33,032	82,376	82,376
Accrued expenses payable		11,119	2,456	22,612
Total current liabilities and total liabilities		53,393	84,832	150,988
Stockholders' Equity:
Common stock	[4]	12,170,995	8,267,176	8,079,934
Accumulated deficit		(11,880,886)	(8,247,984)	(8,221,342)
Total Stockholders' Equity		290,109	19,192	(141,408)
Total liabilities and stockholders' equity		$ 343,502	$ 104,024	$ 9,580

[1]	Property and equipment, at cost less accumulated depreciation of $13,573 and $2,991, respectively.
[2]	Intangible assets, net of accumulated amortization of $29,980, $3,395, and $2,991, respectively
[3]	Investment in Stock Market Manager, Inc.
[4]	No par value; authorized 400,000,000 shares, issued and outstanding 245,213,750, 182,062,173 and 178,062,173